Expense Example - Neiman Large Cap Value Fund	Jul. 31, 2026 USD ($)
No-Load Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,722
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	700
Expense Example, with Redemption, 3 Years	1,043
Expense Example, with Redemption, 5 Years	1,410
Expense Example, with Redemption, 10 Years	$ 2,437